Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Number of dilutive shares (in shares)	0	0	0	766,990